Management statement and basis of preparation of the financial statements (Tables)	12 Months Ended
Dec. 31, 2021
Management Statement And Basis Of Preparation Of Financial Statements
The impact of the reverse merger of TIM Participa??es by TIM S.A. was limited to reclassifications among certain accounts within the current year statement of changes in shareholders’ equity as follows:

The impact of the reverse merger of TIM Participações by TIM S.A. was limited to reclassifications among certain accounts within the current year statement of changes in shareholders’ equity as follows:

Equity accounts	The Company’s equity reserves	Impact on TIM S.A. statement of changes in equity	TIM Participações
Share capital	13,477,891	3,611,593	9,866,298
Capital reserve	397,183	(20,892)	418,075
Legal reserve	1,036,194	(57,603)	1,093,797
Tax benefit reserve	1,781,560	-	1,781,560
Reserve for expansion	6,499,602	(3,535,824)	10,035,426
Treasury shares	(4,837)	5,456	(10,293)
Other comprehensive income	(4,848)	(2,730)	(2,118)
Total	23,182,745	-	23,182,745